SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax loss	$ 4,937,000	$ 3,543,000
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received from associates, classified as investing activities	0	22,300,000
Sistemas Globales Uruguay S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income) at applicable tax rate	$ 18,835,000	$ 29,818,000	$ 21,224,000
Difier S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Export-oriented percentage	1